Capital Stock - Maximum Number of Shares Outstanding Exercised or Converted (Detail) - Convertible Common Stock [Member] - Subsequent Event [Member]	Mar. 03, 2022 shares
Class of Stock [Line Items]
Common Shares	296,643,367
Stock options	6,090,512
Total number of shares outstanding	302,733,879